Employee benefit obligations and share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of Other Non-current Liabilities

Other non-current liabilities consist of the following at December 31 (in thousands):

	2021	2022
Cash-settled awards liability	$10,404	$86
Employee severance liability	2,544	2,844
Total non-current liabilities	$12,948	$2,930

Summary of Equity Settled Share Based Payment Plans

During the year ended December 31, 2022, the Group's four equity-settled share-based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	82,250,165
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Summary of Movement and Information in Share Options and RSUs outstanding

The movement in share options and RSUs outstanding is summarized in the following table:

	Share Options (1)		RSUs (1)
	Number	Weighted average exercise price	Number	Weighted average exercise price
Outstanding at January 1, 2020	34,291,517	$10.18	7,580,830	$-
Granted during the year	8,082,853	11.57	9,333,781	-
Exercised during the year	(7,342,952)	8.75	(4,095,381)	-
Forfeited during the year	(3,686,645)	9.30	(1,097,915)	-
Expired during the year	(2,375)	20.00	-	-
Outstanding at December 31, 2020	31,342,398	10.96	11,721,315	-
Granted during the year	1,940,595	62.22	11,992,577	-
Exercised during the year	(4,019,069)	9.37	(4,658,441)	-
Forfeited during the year	(916,907)	9.93	(1,094,642)	-
Expired during the year	-	-	-	-
Outstanding at December 31, 2021	28,347,017	14.74	17,960,809	-
Granted during the year	9,301,845	20.12	22,278,558	-
Exercised during the year	(391,687)	6.50	(7,188,717)	-
Forfeited during the year	(2,111,454)	21.27	(2,849,161)	-
Expired during the year	(21,435)	18.16	-	-
Outstanding at December 31, 2022	35,124,286	$15.86	30,201,489	$-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

Weighted average exercise prices and remaining contractual life years were as follows:

The following table summarizes information about share options and RSUs outstanding at December 31, 2022:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	17,135,870	5.41	30,201,489	9.09
$10.01 to $20.00	9,500,674	7.27	-	-
$20.01 to $30.00	4,153,465	6.81	-	-
$30.01 to $40.00	2,690,613	8.69	-	-
$40.01 to $67.99	1,643,664	7.53	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

The following table summarizes information about share options and RSUs outstanding at December 31, 2021:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	16,931,250	6.16	17,960,809	9.94
$10.01 to $20.00	6,434,003	7.40	-	-
$20.01 to $30.00	3,039,174	6.88	-	-
$30.01 to $40.00	61,491	9.82	-	-
$40.01 to $67.99	1,881,099	8.39	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

The following table summarizes information about share options and RSUs outstanding at December 31, 2020:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	20,711,086	6.98	11,721,315	12.71
$10.01 to $20.00	7,166,645	8.19	-	-
$20.01 to $30.00	3,433,404	7.79	-	-
$30.01 to $40.00	-	-	-	-
$40.01 to $67.99	31,263	9.89	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

Weighted average fair value of options granted during the year ended December 31, 2022 was $5.69 (2021: 19.62).

Summary of Inputs in Black Scholes Model for Share Options Granted

Inputs in the Black Scholes model used for fair valuing share options granted during the year and prior year were as follows:

	2020	2021	2022
Black Scholes model
Weighted average share price	$12.44	$57.40	$5.69
Weighted average exercise price	$5.38	$22.80	$20.12
Average expected volatility	40%	40%	43%
Expected life	4 years	4 years	4 years
Risk free rate	1.05%	0.51%	1.80%
Expected dividends	$nil	$nil	$nil

Summary of 2020 CEO Performance Based Restricted Stock Unit Award

Tranche	Performance Period	Number of PSUs Eligible To be Earned	Stock Price Hurdle
1	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$75
2	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$100
3	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$125
4	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$150
5	3rd - 7th anniversary of the grant	10% of Total Number of PSUs	$175
6	3rd - 7th anniversary of the grant	20% of Total Number of PSUs	$200
7	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$225
8	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$250